Provisions	6 Months Ended
Jun. 30, 2019
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Provisions
Provisions

	Restructuring	Onerous/ unfavorable contracts	Provisions related to other taxes	Contingent consideration	Other	Total
	€m	€m	€m	€m	€m	€m
Balance as of January 1. 2019	12.3	68.8	5.8	1.5	25.3	113.7
Impact of transition to IFRS 16	—	(66.9)	—	—	—	(66.9)
Restated balance as of January 1, 2019	12.3	1.9	5.8	1.5	25.3	46.8
Additional provision in the period	—	—	0.1	—	3.0	3.1
Acquired through business combinations	—	—	—	—	1.9	1.9
Release of provision	—	—	—	—	(0.6)	(0.6)
Utilization of provision	(3.8)	(0.5)	—	(1.5)	(0.6)	(6.4)
Foreign exchange	—	0.2	—	—	—	0.2
Balance at June 30, 2019	8.5	1.6	5.9	—	29.0	45.0

Analysis of total provisions:		June 30, 2019		December 31, 2018	Impact of transition to IFRS 16	Restated balance as of December 31, 2018
Current		39.1		44.3	(3.6)	40.7
Non-current		5.9		69.4	(63.3)	6.1
Total		45.0		113.7	(66.9)	46.8

Restructuring
The €8.5 million (December 31, 2018: €12.3 million) provision relates to committed plans for certain restructuring activities of an exceptional nature which are due to be completed within the next 15 months. €3.8 million has been utilized in the six months ended June 30, 2019, which relates to the closure of the production facilities in Bjuv, Sweden and other reorganizational activities across the Company.
Onerous/unfavorable contracts
Of the onerous/unfavorable contracts provision reported as of December 31, 2018, €66.9 million was held in relation to a lease for a warehouse and factory facility in Bjuv, Sweden. The factory is vacant and the Company currently anticipates the warehouse space will not be fully utilized by the Company or other third parties, so the lease was identified as being onerous. As disclosed in Note 2, upon transition to IFRS 16 Leases the full lease liability is now recognized in the Statement of Financial Position so that the provision has been released.
The remaining provision of €1.6 million (December 31, 2018: €1.9 million) relates to a service contract covering the same warehouse facility.
Provisions related to other taxes
The €5.9 million (December 31, 2018: €5.8 million) provision relates to other taxes due to tax authorities after tax investigations within certain operating subsidiaries of the Nomad Group.
Contingent consideration
During the six months period ended June 30, 2019, the contingent consideration provision was utilized to settle all remaining liabilities in respect of the Lutosa Brand, which is being used under license until 2020.
Other
Other provisions include €6.6 million (December 31, 2018: €6.6 million) of contingent liabilities acquired as part of the Goodfella’s Pizza acquisition that are indemnified by the Seller’s insurance policies, €5.2 million (December 31, 2018: €5.0 million) of potential obligations in Italy, €6.0 million (December 31, 2018: €5.9 million) for asset retirement obligations recognized as part of the Findus acquisition, €1.9 million (December 31, 2018: nil) of pre-acquisition related liabilities recognized in the period through to June 30, 2019 as an adjustment to the acquisition date liabilities of Aunt Bessie's Limited, and other obligations from previous accounting periods.